Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year	$ (53,535)	$ 103,219
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion	8,316
Change in unrealized (gains) losses on silver bullion	21,388	(123,466)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	33	153
Increase (decrease) in due to broker	(9,598)	9,598
Increase (decrease) in accounts payable	2,016	(337)
Net cash provided by (used in) operating activities	(31,380)	(10,833)
Cash flows from investing activities
Purchases of silver bullion	(149,522)	(364,285)
Sales of silver bullion
Net cash provided by (used in) in investing activities	(149,522)	(364,285)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	174,807	390,959
Payments on redemption of Units (note 7)	(2,931)	(457)
Underwriting commissions and issue expenses	(1,101)	(2,583)
Net cash provided by (used in) financing activities	170,775	387,919
Net increase (decrease) in cash during the year	(10,127)	12,801
Cash at beginning of year	15,992	3,191
Cash at end of year	$ 5,865	$ 15,992